Leases (Details) - Schedule of supplemental information related to operating leases - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Related Activities [Abstract]
Other assets - Right-of-Use assets	$ 6,445	$ 6,329
Accumulated amortization	1,420	640
Operating lease Right-of-Use assets, net	5,025	5,689
Lease liabilities – current - Accounts payable and accrued liabilities	653	617
Lease liabilities – noncurrent	4,194	5,389
Total operating lease liabilities	$ 4,847	$ 6,006
Weighted average remaining lease term in years	7 years 7 months 6 days	8 years 7 months 6 days
Weighted average annual discount rate	3.40%	3.60%